Cover Page	Oct. 22, 2026
Cover [Abstract]
Entity Central Index Key	0000085961
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation, State or Country Code	FL
Entity File Number	1-4364
Entity Tax Identification Number	59-0739250
Entity Address, Address Line One	2333 Ponce de Leon Blvd., Suite 700
Entity Address, City or Town	Coral Gables,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	500-3726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	R
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	RYDER SYSTEM, INC.